16. Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents
Cash and cash equivalents
	12.31.17	12.31.16
Cash and banks	82,860	197,101
Money market funds	-	61,461
Total cash and cash equivalents	82,860	258,562